Schedule of Investments (unaudited) November 30, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Alumina Ltd.	796,031	$1,243,786
APA Group	252,280	1,877,064
Aristocrat Leisure Ltd.	79,751	1,829,766
ASX Ltd.	26,225	1,449,420
Aurizon Holdings Ltd.	364,054	1,423,303
Australia & New Zealand Banking Group Ltd.	264,156	4,438,290
BlueScope Steel Ltd.	136,434	1,342,732
Brambles Ltd.	283,944	2,410,350
Coca-Cola Amatil Ltd.	185,161	1,425,264
Cochlear Ltd.	8,791	1,391,359
Coles Group Ltd.	128,393	1,412,100
Commonwealth Bank of Australia	145,442	7,950,827
CSL Ltd.	47,435	9,095,466
Dexus	233,355	1,930,400
Fortescue Metals Group Ltd.	227,077	1,494,478
Goodman Group	136,907	1,372,390
GPT Group (The)	346,517	1,441,462
Insurance Australia Group Ltd.	254,815	1,359,896
Lendlease Group	107,655	1,406,113
Macquarie Group Ltd.	37,975	3,545,993
Mirvac Group	936,860	2,135,543
National Australia Bank Ltd.	225,304	3,945,523
Newcrest Mining Ltd.	84,582	1,759,819
Origin Energy Ltd.	330,370	1,944,122
Ramsay Health Care Ltd.	27,470	1,356,020
Rio Tinto Ltd.	48,057	3,149,808
Seek Ltd.	91,799	1,439,933
Sonic Healthcare Ltd.	68,980	1,405,341
Stockland	540,302	1,845,575
Sydney Airport	343,769	2,134,583
Tabcorp Holdings Ltd.	414,093	1,341,643
Telstra Corp. Ltd.	553,739	1,445,759
Transurban Group	435,895	4,525,785
Treasury Wine Estates Ltd.	108,807	1,376,265
Wesfarmers Ltd.	90,759	2,601,069
Westpac Banking Corp.	360,661	5,981,681
Woodside Petroleum Ltd.	163,781	3,823,069
Woolworths Group Ltd.	52,244	1,405,033
Worley Ltd.	159,059	1,613,813

		95,070,843

Austria — 0.3%
Erste Group Bank AG	37,583	1,346,768
OMV AG	53,598	3,057,688

		4,404,456

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	78,948	6,256,146
KBC Group NV	47,800	3,485,862
Solvay SA	12,237	1,403,222
UCB SA	17,144	1,390,503
Umicore SA	31,544	1,355,741

		13,891,474

Denmark — 2.0%
AP Moller — Maersk A/S, Class A	1,074	1,395,515
Carlsberg A/S, Class B	14,685	2,114,203
Chr Hansen Holding A/S	17,602	1,337,735
Coloplast A/S, Class B	15,514	1,834,280
DSV PANALPINA A/S	12,687	1,382,457
Genmab A/S(a)	5,997	1,398,274

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	196,729	$11,066,805
Novozymes A/S, Class B	29,392	1,405,320
Orsted A/S(b)	25,143	2,318,986
Pandora A/S	32,705	1,317,582
Vestas Wind Systems A/S	20,920	1,992,469

		27,563,626

Finland — 0.9%
Metso OYJ	35,580	1,365,222
Neste OYJ	71,708	2,425,722
Nokia OYJ	726,434	2,572,303
Nordea Bank Abp	183,449	1,299,953
UPM-Kymmene OYJ	80,848	2,702,817
Wartsila OYJ Abp	166,020	1,672,379

		12,038,396

France — 11.6%
Accor SA	32,091	1,373,943
Air Liquide SA	22,503	3,053,094
Airbus SE	42,294	6,220,892
Alstom SA	32,605	1,422,912
Atos SE	18,208	1,547,469
AXA SA	261,163	7,111,132
BNP Paribas SA	86,831	4,879,862
Bouygues SA	33,020	1,350,003
Capgemini SE	18,064	2,138,130
Carrefour SA	80,156	1,323,933
Cie. de Saint-Gobain	55,267	2,239,450
Cie. Generale des Etablissements Michelin SCA	20,412	2,450,934
CNP Assurances	99,563	1,967,225
Credit Agricole SA	97,331	1,332,343
Danone SA	92,067	7,585,059
Dassault Systemes SE	16,101	2,538,674
Edenred	25,418	1,262,567
Engie SA	114,322	1,810,099
EssilorLuxottica SA	22,709	3,530,492
Gecina SA	8,019	1,386,387
Getlink SE	77,095	1,301,426
Ingenico Group SA	12,869	1,374,382
JCDecaux SA	46,950	1,345,944
Kering SA	7,817	4,712,022
Legrand SA	33,532	2,650,181
L’Oreal SA	32,210	9,187,667
LVMH Moet Hennessy Louis Vuitton SE	24,510	11,007,174
Natixis SA	312,501	1,306,930
Orange SA	228,797	3,784,074
Pernod Ricard SA	23,900	4,392,903
Peugeot SA	80,035	1,934,366
Publicis Groupe SA	31,244	1,375,919
Renault SA	30,719	1,471,855
Safran SA	26,954	4,411,858
Sanofi	110,319	10,279,607
Schneider Electric SE	76,410	7,380,272
Societe Generale SA	67,956	2,139,952
STMicroelectronics NV	77,450	1,904,339
Teleperformance	11,346	2,689,672
Thales SA	13,846	1,357,506
TOTAL SA	264,948	13,917,156
Unibail-Rodamco-Westfield	22,350	3,496,858
Valeo SA	49,434	1,949,132
Vinci SA	25,700	2,804,779

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vivendi SA	67,896	$1,865,565
Worldline SA/France(a)(b)	22,951	1,486,714

		158,052,853

Germany — 8.3%
adidas AG	19,588	6,106,759
Allianz SE, Registered	52,573	12,599,128
BASF SE	97,506	7,334,342
Bayerische Motoren Werke AG	36,267	2,931,121
Beiersdorf AG	12,385	1,445,456
Brenntag AG	32,118	1,714,359
Continental AG	12,457	1,628,982
Daimler AG, Registered	75,564	4,265,825
Deutsche Bank AG, Registered	188,186	1,357,840
Deutsche Boerse AG	29,253	4,491,420
Deutsche Post AG, Registered	106,917	3,989,286
Deutsche Telekom AG, Registered	138,995	2,335,007
Deutsche Wohnen SE	43,587	1,703,693
E.ON SE	239,186	2,504,875
Fraport AG Frankfurt Airport Services Worldwide	17,271	1,472,406
Fresenius Medical Care AG & Co. KGaA	18,643	1,368,193
Fresenius SE & Co. KGaA	26,403	1,445,117
HeidelbergCement AG	25,896	1,915,902
Henkel AG & Co. KGaA	21,085	2,041,203
Infineon Technologies AG	157,930	3,376,103
Merck KGaA	33,016	3,858,766
MTU Aero Engines AG	7,120	1,930,441
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	13,781	3,959,800
Puma SE	18,345	1,379,495
QIAGEN NV(a)	36,587	1,567,645
RWE AG	44,882	1,331,693
SAP SE	108,177	14,728,199
Siemens AG, Registered	99,073	12,793,945
Telefonica Deutschland Holding AG	462,933	1,414,402
thyssenkrupp AG	92,900	1,165,671
Vonovia SE	37,742	1,967,942
Wirecard AG	9,990	1,319,594

		113,444,610

Hong Kong — 3.3%
AIA Group Ltd.	1,117,000	11,187,481
BOC Hong Kong Holdings Ltd.	1,047,000	3,557,881
CK Asset Holdings Ltd.	202,500	1,346,508
CLP Holdings Ltd.	311,000	3,206,247
Hang Seng Bank Ltd.	197,700	4,030,905
Hong Kong Exchanges & Clearing Ltd.	155,500	4,910,683
Link REIT	145,500	1,487,017
MTR Corp. Ltd.	776,500	4,354,808
Sands China Ltd.	603,600	2,853,080
Sun Hung Kai Properties Ltd.	167,500	2,437,259
Swire Pacific Ltd., Class A	311,500	2,803,510
Swire Properties Ltd.	999,200	3,108,239

		45,283,618

Ireland — 0.7%
CRH PLC(a)	112,788	4,319,026
Flutter Entertainment PLC	12,785	1,466,061
Kerry Group PLC, Class A	18,564	2,382,553
Kingspan Group PLC	25,432	1,371,782

		9,539,422

Security	Shares	Value

Israel — 0.5%
Bank Hapoalim BM	374,999	$3,029,083
Bank Leumi Le-Israel BM	182,785	1,327,918
Teva Pharmaceutical Industries Ltd., ADR(a)	143,690	1,497,250
Wix.com Ltd.(a)	10,257	1,239,969

		7,094,220

Italy — 2.1%
Assicurazioni Generali SpA	112,637	2,301,307
CNH Industrial NV	194,851	2,089,991
Enel SpA	884,663	6,687,546
Eni SpA	211,633	3,200,115
Ferrari NV	8,222	1,390,660
Intesa Sanpaolo SpA	3,153,008	7,997,705
Snam SpA	304,772	1,516,220
Terna Rete Elettrica Nazionale SpA	208,310	1,339,050
UniCredit SpA	138,779	1,922,209

		28,444,803

Japan — 24.2%
Advantest Corp.	27,200	1,328,828
Aeon Co. Ltd.	111,200	2,267,460
Ajinomoto Co. Inc.	81,800	1,362,462
Alfresa Holdings Corp.	58,700	1,211,950
Asahi Kasei Corp.	218,500	2,453,162
Astellas Pharma Inc.	253,800	4,328,112
Benesse Holdings Inc.	48,700	1,284,317
Bridgestone Corp.	65,200	2,604,785
Canon Inc.	93,900	2,598,091
Central Japan Railway Co.	10,000	2,017,624
Chugai Pharmaceutical Co. Ltd.	33,600	2,932,598
Dai Nippon Printing Co. Ltd.	51,600	1,379,173
Daifuku Co. Ltd.	24,700	1,436,755
Dai-ichi Life Holdings Inc.	84,300	1,357,144
Daiichi Sankyo Co. Ltd.	60,800	3,809,785
Daikin Industries Ltd.	27,600	3,968,240
Daiwa House Industry Co. Ltd.	85,300	2,608,617
Daiwa Securities Group Inc.	286,000	1,449,457
Denso Corp.	84,300	3,762,747
East Japan Railway Co.	42,000	3,862,113
Eisai Co. Ltd.	33,800	2,503,132
FANUC Corp.	11,375	2,171,440
Fast Retailing Co. Ltd.	5,700	3,471,217
FUJIFILM Holdings Corp.	28,200	1,331,845
Fujitsu Ltd.	29,700	2,698,792
Hankyu Hanshin Holdings Inc.	68,600	2,944,206
Hitachi Ltd.	89,700	3,522,144
Hitachi Metals Ltd.	98,300	1,375,177
Honda Motor Co. Ltd.	245,400	6,872,813
Hoya Corp.	34,100	3,110,757
Idemitsu Kosan Co. Ltd.	48,000	1,309,689
Inpex Corp.	281,500	2,747,909
Isuzu Motors Ltd.	111,000	1,297,923
ITOCHU Corp.	124,400	2,712,695
JFE Holdings Inc.	120,900	1,540,092
JXTG Holdings Inc.	666,700	2,962,435
Kajima Corp.	98,500	1,297,923
Kansai Paint Co. Ltd.	53,900	1,357,467
Kao Corp.	51,700	4,065,751
Kawasaki Heavy Industries Ltd.	57,700	1,295,102
KDDI Corp.	204,500	5,861,798
Keio Corp.	20,900	1,339,768

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keyence Corp.	16,600	$5,675,317
Kikkoman Corp.	26,300	1,320,884
Kirin Holdings Co. Ltd.	105,100	2,325,425
Komatsu Ltd.	134,000	3,141,065
Kubota Corp.	140,100	2,160,157
Kyocera Corp.	22,900	1,557,267
Kyowa Kirin Co. Ltd.	71,600	1,518,827
Kyushu Railway Co.	44,800	1,523,879
Lawson Inc.	28,200	1,534,764
Mazda Motor Corp.	149,100	1,320,674
Mitsubishi Chemical Holdings Corp.	210,700	1,561,731
Mitsubishi Corp.	126,700	3,315,882
Mitsubishi Electric Corp.	190,500	2,629,356
Mitsubishi Estate Co. Ltd.	122,100	2,237,181
Mitsubishi Tanabe Pharma Corp.	111,500	2,039,398
Mitsubishi UFJ Financial Group Inc.	998,800	5,272,635
Mitsui Fudosan Co. Ltd.	81,400	2,024,036
Mizuho Financial Group Inc.	3,018,900	4,664,395
MS&AD Insurance Group Holdings Inc.	78,600	2,541,527
Murata Manufacturing Co. Ltd.	60,900	3,527,985
Nabtesco Corp.	42,800	1,313,195
NEC Corp.	33,500	1,338,348
NGK Insulators Ltd.	107,600	1,773,518
Nidec Corp.	14,900	2,202,822
Nikon Corp.	93,600	1,282,929
Nintendo Co. Ltd.	12,308	4,759,783
Nippon Express Co. Ltd.	21,500	1,362,524
Nippon Steel Corp.	105,800	1,551,109
Nippon Telegraph & Telephone Corp.	65,900	3,325,991
Nippon Yusen KK	74,500	1,278,290
Nitori Holdings Co. Ltd.	8,600	1,346,818
Nitto Denko Corp.	37,000	2,074,514
Nomura Holdings Inc.	305,500	1,564,184
Nomura Real Estate Master Fund Inc.	763	1,392,087
Nomura Research Institute Ltd.	72,300	1,524,433
NSK Ltd.	136,800	1,321,655
NTT DOCOMO Inc.	217,300	5,958,834
Obayashi Corp.	123,400	1,307,132
Odakyu Electric Railway Co. Ltd.	52,600	1,292,545
Omron Corp.	47,500	2,789,015
Ono Pharmaceutical Co. Ltd.	71,200	1,596,165
Oriental Land Co. Ltd./Japan	19,400	2,682,979
ORIX Corp.	189,100	3,095,258
Osaka Gas Co. Ltd.	91,400	1,712,654
Otsuka Holdings Co. Ltd.	48,300	2,105,599
Panasonic Corp.	450,800	4,248,248
Rakuten Inc.	156,300	1,354,476
Recruit Holdings Co. Ltd.	136,500	4,938,480
Resona Holdings Inc.	569,300	2,412,676
Santen Pharmaceutical Co. Ltd.	72,800	1,362,798
Sekisui Chemical Co. Ltd.	141,300	2,458,008
Sekisui House Ltd.	118,100	2,550,511
Seven & i Holdings Co. Ltd.	59,900	2,230,593
Shimadzu Corp.	47,400	1,426,198
Shimizu Corp.	137,300	1,313,948
Shin-Etsu Chemical Co. Ltd.	28,100	3,004,758
Shionogi & Co. Ltd.	48,700	2,863,032
Shiseido Co. Ltd.	34,200	2,468,733
Softbank Corp.	131,100	1,778,966
SoftBank Group Corp.	149,900	5,821,612

Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	59,500	$2,345,010
Sony Corp.	136,000	8,574,048
Stanley Electric Co. Ltd.	57,400	1,588,184
Sumitomo Chemical Co. Ltd.	943,100	4,254,327
Sumitomo Metal Mining Co. Ltd.	50,900	1,541,269
Sumitomo Mitsui Financial Group Inc.	139,100	5,066,842
Sumitomo Mitsui Trust Holdings Inc.	81,800	3,127,537
Sysmex Corp.	23,000	1,593,471
T&D Holdings Inc.	110,600	1,300,820
Taisei Corp.	34,500	1,353,096
Takeda Pharmaceutical Co. Ltd.	162,594	6,614,522
TDK Corp.	13,000	1,366,359
Teijin Ltd.	110,600	2,079,494
Terumo Corp.	58,900	2,065,883
Tokio Marine Holdings Inc.	65,500	3,560,004
Tokyo Electron Ltd.	15,600	3,219,432
Tokyo Gas Co. Ltd.	82,400	1,989,835
Tokyu Corp.	107,300	2,115,430
Toray Industries Inc.	255,500	1,689,179
Toyota Motor Corp.	206,500	14,402,767
Toyota Tsusho Corp.	45,900	1,603,210
Unicharm Corp.	44,700	1,463,332
West Japan Railway Co.	32,500	2,860,036
Yamaha Corp.	28,800	1,585,828
Yaskawa Electric Corp.	35,400	1,299,498
Yokogawa Electric Corp.	76,600	1,401,057

		329,951,768

Netherlands — 3.7%
Aegon NV	306,237	1,381,692
Akzo Nobel NV	39,056	3,743,049
ASML Holding NV	47,895	13,043,833
Heineken NV	25,991	2,694,969
ING Groep NV	347,682	4,003,752
Koninklijke Ahold Delhaize NV	75,823	1,955,044
Koninklijke DSM NV	25,270	3,240,433
Koninklijke KPN NV	435,043	1,341,181
Koninklijke Philips NV	86,696	4,028,684
Koninklijke Vopak NV	25,500	1,360,548
NXP Semiconductors NV	20,525	2,372,279
Prosus NV(a)	34,758	2,371,117
Unilever NV	121,878	7,229,790
Wolters Kluwer NV	20,698	1,487,057

		50,253,428

New Zealand — 0.3%
Auckland International Airport Ltd.	233,744	1,354,864
Fisher & Paykel Healthcare Corp. Ltd.	105,439	1,499,141
Meridian Energy Ltd.	462,335	1,397,800

		4,251,805

Norway — 0.9%
Equinor ASA	294,385	5,427,659
Mowi ASA	54,020	1,340,880
Norsk Hydro ASA	381,183	1,349,306
Orkla ASA	177,507	1,720,409
Telenor ASA	119,464	2,181,837

		12,020,091

Portugal — 0.4%
EDP — Energias de Portugal SA	360,201	1,457,569
Galp Energia SGPS SA	220,011	3,584,181

		5,041,750

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 1.4%
CapitaLand Ltd.	833,400	$2,242,797
City Developments Ltd.	267,400	2,021,950
DBS Group Holdings Ltd.	250,500	4,625,489
Keppel Corp. Ltd.(c)	506,000	2,486,614
Oversea-Chinese Banking Corp. Ltd.	226,400	1,784,776
Singapore Airlines Ltd.	211,400	1,420,722
Singapore Telecommunications Ltd.	926,400	2,289,833
United Overseas Bank Ltd.	71,100	1,342,500

		18,214,681

Spain — 2.8%
Amadeus IT Group SA	47,905	3,818,891
Banco Bilbao Vizcaya Argentaria SA	1,275,227	6,723,103
Banco Santander SA	637,558	2,486,411
CaixaBank SA	539,585	1,593,862
Endesa SA	54,665	1,487,553
Ferrovial SA, New(a)	1,279	38,001
Iberdrola SA	756,083	7,442,892
Industria de Diseno Textil SA	149,965	4,672,832
Naturgy Energy Group SA	89,424	2,326,935
Red Electrica Corp. SA	89,822	1,757,920
Repsol SA	252,116	3,972,379
Telefonica SA	301,921	2,314,308

		38,635,087

Sweden — 2.7%
Alfa Laval AB	56,285	1,385,347
Assa Abloy AB, Class B	82,347	1,956,270
Atlas Copco AB, Class A	59,120	2,167,246
Atlas Copco AB, Class B	45,704	1,478,242
Boliden AB	90,691	2,340,193
Electrolux AB, Series B	51,084	1,313,370
Essity AB, Class B	97,581	3,068,473
Hennes & Mauritz AB, Class B	91,515	1,767,172
Hexagon AB, Class B	24,975	1,412,584
ICA Gruppen AB	30,676	1,339,570
Sandvik AB	127,694	2,323,189
Skandinaviska Enskilda Banken AB, Class A	188,569	1,617,744
Skanska AB, Class B	61,197	1,352,808
SKF AB, Class B	71,608	1,368,251
Svenska Handelsbanken AB, Class A	175,811	1,726,491
Swedbank AB, Class A	95,720	1,246,981
Tele2 AB, Class B	93,396	1,378,672
Telefonaktiebolaget LM Ericsson, Class B	262,699	2,368,425
Telia Co. AB	488,052	2,113,397
Volvo AB, Class B	164,473	2,543,862

		36,268,287

Switzerland — 9.1%
ABB Ltd., Registered	195,419	4,276,593
Adecco Group AG, Registered	25,982	1,607,252
Alcon Inc.(a)	63,002	3,480,603
Barry Callebaut AG, Registered	674	1,355,621
Chocoladefabriken Lindt & Spruengli AG, Registered	22	1,877,821
Clariant AG, Registered	64,497	1,333,375
Coca-Cola HBC AG	58,559	1,953,492
Credit Suisse Group AG, Registered	174,920	2,293,818
Dufry AG, Registered	13,987	1,365,739
Geberit AG, Registered	5,306	2,850,113
Givaudan SA, Registered	1,805	5,308,345
Julius Baer Group Ltd.	28,392	1,337,565
Kuehne + Nagel International AG, Registered	15,267	2,484,029

Security	Shares	Value

Switzerland (continued)
LafargeHolcim Ltd., Registered	35,952	$1,854,891
Lonza Group AG, Registered	13,635	4,633,458
Nestle SA, Registered	294,665	30,641,504
Roche Holding AG, NVS	68,632	21,166,140
SGS SA, Registered	990	2,577,655
Sika AG, Registered	11,115	1,935,824
Sonova Holding AG, Registered	7,042	1,608,734
Straumann Holding AG, Registered	1,538	1,480,518
Swiss Re AG	57,226	6,201,607
Swisscom AG, Registered	6,070	3,143,875
Temenos AG, Registered	9,091	1,380,002
UBS Group AG, Registered	549,877	6,668,844
Vifor Pharma AG	8,616	1,537,232
Zurich Insurance Group AG	18,501	7,262,663

		123,617,313

United Kingdom — 15.9%
3i Group PLC	140,376	1,944,683
Anglo American PLC	134,299	3,520,351
Antofagasta PLC	161,994	1,818,801
Ashtead Group PLC	45,780	1,391,587
Associated British Foods PLC	49,450	1,643,225
AstraZeneca PLC	132,036	12,737,415
Aviva PLC	461,925	2,412,706
BAE Systems PLC	395,771	2,935,406
Barclays PLC	1,309,273	2,905,107
Barratt Developments PLC	164,256	1,416,718
Berkeley Group Holdings PLC	26,670	1,582,063
BP PLC	2,567,194	15,945,841
British Land Co. PLC (The)	266,155	1,981,627
BT Group PLC	1,003,172	2,485,689
Burberry Group PLC	63,548	1,729,475
Centrica PLC	1,415,696	1,468,991
Coca-Cola European Partners PLC	55,670	2,809,108
Compass Group PLC	138,019	3,382,206
Croda International PLC	41,280	2,659,106
DCC PLC	26,045	2,226,184
Diageo PLC	298,871	12,235,566
Experian PLC	82,538	2,736,334
Ferguson PLC	35,157	3,056,869
GlaxoSmithKline PLC	490,011	11,117,368
Glencore PLC	828,479	2,613,725
HSBC Holdings PLC	1,715,713	12,789,685
Informa PLC	204,417	2,092,568
InterContinental Hotels Group PLC	22,027	1,426,591
Intertek Group PLC	19,730	1,407,725
ITV PLC	827,895	1,553,851
J Sainsbury PLC	569,508	1,578,660
Johnson Matthey PLC	53,218	1,978,390
Kingfisher PLC	642,104	1,743,349
Land Securities Group PLC	116,057	1,438,748
Legal & General Group PLC	697,609	2,534,722
Lloyds Banking Group PLC	5,516,042	4,363,054
London Stock Exchange Group PLC	33,580	2,984,904
Marks & Spencer Group PLC	677,532	1,703,260
Meggitt PLC	164,946	1,371,890
Micro Focus International PLC	99,476	1,457,599
Mondi PLC	108,888	2,359,886
National Grid PLC	418,318	4,814,118
Next PLC	16,104	1,407,727
Pearson PLC	152,126	1,272,347

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Prudential PLC	229,556	$4,087,252
Reckitt Benckiser Group PLC	62,509	4,904,690
RELX PLC	254,687	6,170,369
Rentokil Initial PLC	235,984	1,358,037
Rio Tinto PLC	126,982	6,901,017
Rolls-Royce Holdings PLC	150,621	1,386,398
Royal Bank of Scotland Group PLC	471,989	1,380,992
Sage Group PLC (The)	145,580	1,419,464
Schroders PLC	43,453	1,854,252
Segro PLC	270,202	3,124,587
Smith & Nephew PLC	83,601	1,871,868
Smiths Group PLC	63,983	1,374,677
Spirax-Sarco Engineering PLC	12,426	1,434,519
SSE PLC	142,770	2,400,750
Standard Chartered PLC	327,431	2,953,713
Standard Life Aberdeen PLC	337,807	1,384,706
Taylor Wimpey PLC	616,599	1,389,768
Tesco PLC	1,042,703	3,094,002
Unilever PLC	94,424	5,591,454
Vodafone Group PLC	2,661,913	5,280,469
Whitbread PLC	24,583	1,463,032
Wm Morrison Supermarkets PLC	537,320	1,378,232
WPP PLC	188,244	2,436,154

		215,675,627

Total Common Stocks — 99.1% (Cost: $1,252,275,444)		1,348,758,158

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	21,307	1,315,614
Henkel AG & Co. KGaA, Preference Shares, NVS	13,023	1,376,757
Sartorius AG, Preference Shares, NVS	6,841	1,442,954

		4,135,325

Security	Shares	Value

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares, NVS(a)	6,204,342	$8,026

Total Preferred Stocks — 0.3% (Cost: $3,730,431)		4,143,351

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	1,819,288	1,820,015
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	318,000	318,000

		2,138,015

Total Short-Term Investments — 0.1% (Cost: $2,138,197)		2,138,015

Total Investments in Securities — 99.5% (Cost: $1,258,144,072)		1,355,039,524

Other Assets, Less Liabilities — 0.5%		6,473,298

Net Assets — 100.0%		$1,361,512,822

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,858,199	(1,038,911)	1,819,288	$1,820,015	$3,787	(a)	$25	$(211)
BlackRock Cash Funds: Treasury, SL Agency Shares	195,000	123,000	318,000	318,000	3,243		—	—

				$2,138,015	$7,030		$25	$(211)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

5

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EAFE ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	8	12/19/19	$927	$22,308
Euro STOXX 50 Index	84	12/20/19	3,429	55,350
FTSE 100 Index	17	12/20/19	1,620	21,144
TOPIX Index	13	12/12/19	2,014	20,165

				$118,967

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,348,720,157	$38,001	$—	$1,348,758,158
Preferred Stocks	4,135,325	—	8,026	4,143,351
Money Market Funds	2,138,015	—	—	2,138,015

	$1,354,993,497	$38,001	$8,026	$1,355,039,524

Derivative financial instruments(a)
Assets
Futures Contracts	$118,967	$—	$—	$118,967

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

6